Fair Value Measurements (Details) - Schedule of unobservable input reconciliation		9 Months Ended	12 Months Ended
	Jun. 10, 2021	Sep. 30, 2021	Dec. 31, 2020
Geometric Brownian Motion [Member]
Liabilities:
SAFEs, measurement input			0.98%
Valuation Technique, Option Pricing Model [Member] | Discount rate [Member]
Liabilities:
SAFEs, measurement input			75.00%
Valuation Technique, Option Pricing Model [Member] | Constant volatility factor [Member]
Liabilities:
SAFEs, measurement input			40.00%
Valuation Technique, Option Pricing Model [Member] | Constant volatility factor [Member] | Contingent earn-outs – first milestone [Member]
Contingent earn-outs – first milestone
Contingent earn-out, measurement input	35.00%	40.00%
Valuation Technique, Option Pricing Model [Member] | Constant volatility factor [Member] | Contingent earn-outs – second milestone [Member]
Contingent earn-outs – first milestone
Contingent earn-out, measurement input	35.00%	40.00%
Valuation Technique, Option Pricing Model [Member] | Expected volatility [Member]
Warrants
Warrant, measurement input	34.10%	35.50%
First tranche contingent consideration [Member] | Valuation Technique, Discounted Cash Flow [Member] | Discount rate [Member]
Warrants
Contingent consideration, measurement input			10.30%
Second tranche contingent consideration [Member] | Valuation Technique, Discounted Cash Flow [Member] | Discount rate [Member]
Warrants
Contingent consideration, measurement input	7.50%	7.50%	10.30%